SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Cash Flow Statement [Abstract]
Schedule of Interest and Income Taxes Paid

	For the year ended December 31,
US$ MILLIONS	2025	2024	2023
Interest paid	$1,055	$954	$678
Income taxes paid	356	417	318

Schedule of Changes in Non-Cash Working Capital
Details of “Changes in non-cash working capital, net” on the Consolidated Statements of Cash Flows are as follows:

	For the year ended December 31,
US$ MILLIONS	2025	2024	2023
Accounts receivable	$(91)	$140	$(85)
Accounts payable and other	246	(53)	91
Changes in non-cash working capital, net	$155	$87	$6